Note 3 - Going Concern	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

At
December 31, 2019,
the Company had a working capital deficit of
$24,675
and cash and cash equivalents of
$4,412
and for the year ended
December 31, 2019
incurred a net loss of $(
14,773
) and generated cash flow from operations of
$19,194.
In addition As of
December 31, 2019,
the Company had remaining contractual commitments for the vessels it had contracted to acquire totaling
$64,048
and available committed undrawn loan facilities of
$60,200.

From
January 2020
up to the date of issuance of these financial statements the Company sold four
tankers, namely the M/T Eco Fleet, the M/T Eco Revolution, the M/T Stenaweco Elegance and the M/T Eco Palm Desert (see Note
20
), which resulted in net aggregate proceeds of
$24,798
after costs and fees relating to the sales and to the prepayment of related debt facilities (including the release of restricted cash relating to loan covenants and any time charter termination fees). In addition the Company’s
50%
owned subsidiaries entered into agreements to each sell its owned vessel and the Company estimates it will receive cash dividends as a result of these sales of
$19,696.
All the contractual commitments have been settled as of the date of issuance of these financial statements.

The Company believes it has adequate funding through the sources described above as well as the cash generated from sale of common shares subsequent to the year end (refer note
20
) and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business